Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

Telephone: (212) 574-1598
Facsimile: (212) 480-8421
riemer@sewkis.com

August 19, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Ms. Kim Browning

Re:          Pre-Effective Amendment No. 1 to the
Registration Statement of Vericimetry Funds
File Nos. 333-175410; 811-22578

Dear Ms. Browning:

Filed herewith, on behalf of Vericimetry Funds (the "Trust"), is Pre-Effective Amendment No. 1 to the Trust's Registration Statement (the "Pre-Effective Amendment"). As you may recall discussing with Bibb Strench of this office during your telephone communications on Friday, August 5, 2011, the Pre-Effective Amendment is being submitted for the purpose of identifying the distributor of the shares of Vericimetry U.S. Small Cap Value Fund, the series of the Trust (the "Fund"), and other Fund service providers, as well as to make stylistic changes.

Please direct any comments or questions to Bibb Strench at (202) 737-8833, or the undersigned at (212) 574-1598.

Sincerely,

/s/ Keri E. Riemer Keri E. Riemer